Shareholder Fees - FidelityStockSelectorSmallCapFund-RetailPRO	Dec. 30, 2023 USD ($)
FidelityStockSelectorSmallCapFund-RetailPRO | Fidelity Stock Selector Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none